Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 17, 2015
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	0000804239
Amendment Flag	false
Document Creation Date	Dec. 17, 2015
Document Effective Date	Dec. 17, 2015
Prospectus Date	Jan. 31, 2015
Class A Prospectus | SIMT Multi-Strategy Alternative Fund | Class A
Prospectus:
Trading Symbol	SMSAX
Class Y Prospectus | SIMT Multi-Strategy Alternative Fund | Class Y
Prospectus:
Trading Symbol	SMUYX